UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2021

Item 1.

Reports to Stockholders

Fidelity® VIP Investment Grade Central Fund

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2021
U.S. Government and U.S. Government Agency Obligations	47.9%
AAA	5.6%
AA	1.3%
A	8.6%
BBB	22.8%
BB and Below	5.0%
Not Rated	2.2%
Short-Term Investments and Net Other Assets	6.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of June 30, 2021 *
Corporate Bonds	34.8%
U.S. Government and U.S. Government Agency Obligations	47.9%
Asset-Backed Securities	5.8%
CMOs and Other Mortgage Related Securities	3.0%
Municipal Bonds	0.9%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	6.6%

 * Foreign investments - 11.4%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.55% 12/1/33 (a)	$14,944,000	$14,804,151
3.8% 12/1/57 (a)	15,250,000	15,888,707
4.3% 2/15/30	2,799,000	3,235,155
4.45% 4/1/24	480,000	524,134
4.75% 5/15/46	15,700,000	19,068,053
Verizon Communications, Inc.:
2.1% 3/22/28	5,981,000	6,106,094
2.55% 3/21/31	5,536,000	5,658,484
3% 3/22/27	1,295,000	1,393,588
4.862% 8/21/46	7,441,000	9,627,084
5.012% 4/15/49	289,000	381,736
		76,687,186
Entertainment - 0.5%
The Walt Disney Co.:
3.8% 3/22/30	23,020,000	26,287,993
4.7% 3/23/50	7,268,000	9,691,739
		35,979,732
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	5,944,628
4.908% 7/23/25	3,860,000	4,373,036
5.375% 5/1/47	18,172,000	22,268,156
6.484% 10/23/45	2,744,000	3,778,986
Comcast Corp.:
3.9% 3/1/38	1,072,000	1,233,535
4.65% 7/15/42	2,539,000	3,186,922
Discovery Communications LLC:
3.625% 5/15/30	3,476,000	3,792,247
4.65% 5/15/50	9,399,000	10,998,778
Fox Corp.:
3.666% 1/25/22	721,000	735,111
4.03% 1/25/24	1,268,000	1,373,640
4.709% 1/25/29	1,835,000	2,154,392
5.476% 1/25/39	1,809,000	2,338,583
5.576% 1/25/49	1,201,000	1,621,217
Time Warner Cable LLC:
4% 9/1/21	7,363,000	7,363,000
4.5% 9/15/42	924,000	1,027,069
5.5% 9/1/41	1,700,000	2,107,115
5.875% 11/15/40	1,500,000	1,940,323
6.55% 5/1/37	20,209,000	27,529,320
7.3% 7/1/38	3,781,000	5,521,877
		109,287,935
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	6,100,000	6,740,500
3.875% 4/15/30	8,820,000	9,859,172
4.375% 4/15/40	1,316,000	1,542,747
4.5% 4/15/50	2,586,000	3,079,236
		21,221,655

TOTAL COMMUNICATION SERVICES		243,176,508

CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.4%
General Motors Financial Co., Inc.:
4.25% 5/15/23	2,080,000	2,210,629
4.375% 9/25/21	15,702,000	15,847,896
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	5,728,000	5,849,592
3.125% 5/12/23 (a)	4,990,000	5,210,652
		29,118,769
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	2,932,000	3,145,957
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	1,685,000	1,867,203
3.6% 7/1/30	2,005,000	2,254,571
		4,121,774
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	1,931,000	1,986,661
3% 11/19/24	4,395,000	4,676,384
		6,663,045
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	764,000	903,585
AutoZone, Inc.:
3.625% 4/15/25	1,142,000	1,249,827
4% 4/15/30	5,311,000	6,036,303
Lowe's Companies, Inc. 4.5% 4/15/30	3,815,000	4,512,899
O'Reilly Automotive, Inc. 4.2% 4/1/30	1,177,000	1,355,053
		14,057,667

TOTAL CONSUMER DISCRETIONARY		57,107,212

CONSUMER STAPLES - 2.4%
Beverages - 1.6%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	9,265,000	11,306,544
4.9% 2/1/46	11,511,000	14,250,006
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	3,700,000	4,115,827
4.35% 6/1/40	3,527,000	4,197,976
4.5% 6/1/50	5,000,000	6,084,952
4.6% 6/1/60	3,700,000	4,554,591
4.75% 4/15/58	5,750,000	7,209,546
5.45% 1/23/39	4,690,000	6,185,502
5.55% 1/23/49	10,715,000	14,731,421
5.8% 1/23/59 (Reg. S)	11,321,000	16,345,455
Molson Coors Beverage Co.:
3% 7/15/26	7,500,000	8,031,687
5% 5/1/42	13,093,000	16,063,642
The Coca-Cola Co.:
3.375% 3/25/27	5,679,000	6,325,691
3.45% 3/25/30	3,470,000	3,907,466
		123,310,306
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,918,000	2,936,005
Food Products - 0.0%
General Mills, Inc. 2.875% 4/15/30	718,000	760,588
Tobacco - 0.7%
Altria Group, Inc.:
4.25% 8/9/42	5,531,000	5,786,923
4.5% 5/2/43	3,707,000	3,984,154
4.8% 2/14/29	1,013,000	1,174,453
5.375% 1/31/44	3,359,000	3,989,058
5.95% 2/14/49	1,327,000	1,696,868
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	4,929,307
4.25% 7/21/25 (a)	15,488,000	17,062,321
Reynolds American, Inc.:
4.45% 6/12/25	2,341,000	2,593,304
5.7% 8/15/35	1,215,000	1,467,274
6.15% 9/15/43	4,000,000	5,008,349
7.25% 6/15/37	2,962,000	3,977,541
		51,669,552

TOTAL CONSUMER STAPLES		178,676,451

ENERGY - 4.2%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	151,000	166,901
4.85% 11/15/35	2,154,000	2,535,299
		2,702,200
Oil, Gas & Consumable Fuels - 4.2%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	6,783,000	7,294,576
5.85% 2/1/35	2,497,000	3,166,502
Cenovus Energy, Inc. 4.25% 4/15/27	6,400,000	7,151,366
Columbia Pipeline Group, Inc. 4.5% 6/1/25	1,336,000	1,499,652
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,837,413
5.6% 4/1/44	1,227,000	1,349,706
6.45% 11/3/36 (a)	2,477,000	2,898,090
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,815,014
Enable Midstream Partners LP 3.9% 5/15/24 (b)	1,322,000	1,405,094
Enbridge, Inc.:
4% 10/1/23	2,813,000	3,002,313
4.25% 12/1/26	1,773,000	1,997,101
Energy Transfer LP:
3.75% 5/15/30	2,315,000	2,514,757
4.2% 9/15/23	1,186,000	1,268,548
4.25% 3/15/23	1,017,000	1,067,017
4.5% 4/15/24	1,262,000	1,373,977
4.95% 6/15/28	4,048,000	4,676,973
5% 5/15/50	5,176,000	5,982,493
5.25% 4/15/29	2,052,000	2,423,760
5.4% 10/1/47	1,349,000	1,598,224
5.8% 6/15/38	2,257,000	2,805,851
6% 6/15/48	1,470,000	1,858,091
6.25% 4/15/49	1,409,000	1,848,955
Enterprise Products Operating LP 3.7% 2/15/26	4,800,000	5,309,877
Exxon Mobil Corp. 3.482% 3/19/30	13,440,000	15,091,720
Hess Corp.:
4.3% 4/1/27	3,647,000	4,058,983
7.125% 3/15/33	1,003,000	1,359,632
7.3% 8/15/31	1,341,000	1,818,160
7.875% 10/1/29	4,387,000	5,980,608
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	1,700,000	1,768,749
5% 10/1/21	1,517,000	1,517,000
6.55% 9/15/40	460,000	646,623
Kinder Morgan, Inc. 5.55% 6/1/45	2,436,000	3,153,695
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.2231% 9/9/22 (b)(c)	2,383,000	2,384,520
4.5% 7/15/23	1,975,000	2,112,333
4.8% 2/15/29	1,126,000	1,321,314
4.875% 12/1/24	2,736,000	3,061,730
5.5% 2/15/49	3,377,000	4,370,981
Occidental Petroleum Corp.:
2.9% 8/15/24	4,509,000	4,610,453
3.2% 8/15/26	607,000	611,553
3.5% 8/15/29	1,909,000	1,915,872
4.3% 8/15/39	278,000	265,490
4.4% 8/15/49	279,000	267,840
5.55% 3/15/26	5,174,000	5,717,270
6.2% 3/15/40	1,700,000	1,922,224
6.45% 9/15/36	4,602,000	5,502,151
6.6% 3/15/46	5,708,000	6,785,100
7.5% 5/1/31	7,680,000	9,676,800
Petroleos Mexicanos:
4.5% 1/23/26	5,320,000	5,379,318
5.95% 1/28/31	1,521,000	1,471,948
6.35% 2/12/48	13,200,000	11,183,040
6.49% 1/23/27	3,830,000	4,031,075
6.5% 3/13/27	4,830,000	5,134,290
6.5% 1/23/29	5,560,000	5,754,600
6.75% 9/21/47	12,105,000	10,622,138
6.84% 1/23/30	20,585,000	21,187,111
6.95% 1/28/60	7,879,000	6,963,066
7.69% 1/23/50	16,210,000	15,541,338
Phillips 66 Co.:
3.7% 4/6/23	476,000	502,548
3.85% 4/9/25	614,000	675,673
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,322,000	1,392,097
3.6% 11/1/24	1,389,000	1,487,850
3.65% 6/1/22	2,155,000	2,199,483
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,030,000	2,073,427
Sabine Pass Liquefaction LLC 4.5% 5/15/30	7,977,000	9,205,873
The Williams Companies, Inc.:
3.5% 11/15/30	8,506,000	9,283,749
3.7% 1/15/23	1,208,000	1,257,936
3.9% 1/15/25	1,216,000	1,329,703
4% 11/15/21	2,221,000	2,229,468
4.3% 3/4/24	5,449,000	5,918,769
4.5% 11/15/23	1,751,000	1,895,525
4.55% 6/24/24	13,337,000	14,693,516
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	1,017,000	1,100,333
3.95% 5/15/50	3,282,000	3,667,291
Valero Energy Corp.:
2.7% 4/15/23	1,663,000	1,724,094
2.85% 4/15/25	957,000	1,014,730
Western Gas Partners LP:
3.95% 6/1/25	868,000	901,895
4.5% 3/1/28	2,000,000	2,135,000
4.65% 7/1/26	9,056,000	9,664,382
4.75% 8/15/28	1,155,000	1,247,400
		316,934,817

TOTAL ENERGY		319,637,017

FINANCIALS - 16.1%
Banks - 6.7%
Bank of America Corp.:
3.004% 12/20/23 (b)	30,548,000	31,658,362
3.3% 1/11/23	4,342,000	4,531,963
3.419% 12/20/28 (b)	18,965,000	20,654,960
3.5% 4/19/26	5,024,000	5,534,734
3.864% 7/23/24 (b)	4,370,000	4,659,549
3.95% 4/21/25	4,125,000	4,526,978
4.2% 8/26/24	19,977,000	21,899,490
4.25% 10/22/26	4,261,000	4,811,366
4.45% 3/3/26	1,517,000	1,723,001
Barclays PLC:
2.852% 5/7/26 (b)	8,092,000	8,548,978
4.375% 1/12/26	6,221,000	6,965,598
5.088% 6/20/30 (b)	7,347,000	8,562,837
5.2% 5/12/26	6,222,000	7,106,395
BNP Paribas SA 2.219% 6/9/26 (a)(b)	7,541,000	7,771,806
CIT Group, Inc. 3.929% 6/19/24 (b)	1,670,000	1,759,763
Citigroup, Inc.:
2.7% 10/27/22	9,998,000	10,288,669
3.352% 4/24/25 (b)	4,959,000	5,284,076
3.875% 3/26/25	9,500,000	10,422,107
4.05% 7/30/22	1,800,000	1,870,111
4.3% 11/20/26	1,733,000	1,956,311
4.412% 3/31/31 (b)	10,622,000	12,402,963
4.45% 9/29/27	17,100,000	19,536,683
4.6% 3/9/26	2,195,000	2,498,350
5.5% 9/13/25	5,524,000	6,434,299
Citizens Financial Group, Inc. 2.638% 9/30/32	4,857,000	4,857,096
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	2,615,000	2,767,821
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	7,240,000	7,533,811
Discover Bank 4.2% 8/8/23	2,849,000	3,067,686
HSBC Holdings PLC:
4.25% 3/14/24	2,200,000	2,383,166
4.95% 3/31/30	1,425,000	1,719,706
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	4,337,000	4,719,353
5.71% 1/15/26 (a)	9,864,000	11,157,518
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	4,318,000	4,536,088
3.797% 7/23/24 (b)	5,719,000	6,093,758
3.875% 9/10/24	43,751,000	47,691,657
4.125% 12/15/26	14,080,000	15,926,112
4.493% 3/24/31 (b)	12,800,000	15,158,740
NatWest Markets PLC 2.375% 5/21/23 (a)	8,695,000	8,997,699
Rabobank Nederland 4.375% 8/4/25	7,451,000	8,319,704
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	4,651,000	4,908,025
5.125% 5/28/24	20,522,000	22,791,490
6% 12/19/23	10,433,000	11,702,037
6.1% 6/10/23	13,369,000	14,649,323
6.125% 12/15/22	8,239,000	8,864,495
Societe Generale:
1.038% 6/18/25 (a)(b)	15,820,000	15,749,335
1.488% 12/14/26 (a)(b)	9,735,000	9,646,558
Synchrony Bank 3% 6/15/22	4,542,000	4,644,381
UniCredit SpA 6.572% 1/14/22 (a)	5,565,000	5,736,747
Wells Fargo & Co.:
2.406% 10/30/25 (b)	4,563,000	4,774,135
4.478% 4/4/31 (b)	14,300,000	16,902,395
5.013% 4/4/51 (b)	21,093,000	28,894,044
Westpac Banking Corp. 4.11% 7/24/34 (b)	3,712,000	4,079,080
		509,681,309
Capital Markets - 4.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,541,000	6,011,858
4.25% 2/15/24	4,287,000	4,658,189
Ares Capital Corp.:
3.875% 1/15/26	12,461,000	13,348,739
4.2% 6/10/24	8,906,000	9,568,060
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	10,580,000	11,007,164
3.75% 3/26/25	4,660,000	5,054,732
3.8% 6/9/23	8,582,000	9,095,000
3.869% 1/12/29 (a)(b)	4,020,000	4,426,719
4.194% 4/1/31 (a)(b)	9,619,000	10,810,107
4.55% 4/17/26	2,575,000	2,916,476
Deutsche Bank AG 4.5% 4/1/25	11,961,000	12,917,447
Deutsche Bank AG New York Branch:
3.3% 11/16/22	9,310,000	9,644,881
5% 2/14/22	9,082,000	9,330,435
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	22,903,000	23,083,236
3.2% 2/23/23	7,150,000	7,459,414
3.691% 6/5/28 (b)	41,645,000	45,980,599
3.8% 3/15/30	15,490,000	17,409,128
4.25% 10/21/25	2,269,000	2,536,535
6.75% 10/1/37	2,246,000	3,270,564
Moody's Corp.:
3.25% 1/15/28	2,386,000	2,614,835
3.75% 3/24/25	5,075,000	5,563,498
4.875% 2/15/24	2,240,000	2,460,191
Morgan Stanley:
3.125% 1/23/23	26,000,000	27,107,963
3.125% 7/27/26	21,964,000	23,797,502
3.622% 4/1/31 (b)	10,036,000	11,202,728
3.625% 1/20/27	11,000,000	12,197,019
3.737% 4/24/24 (b)	5,000,000	5,288,029
4.431% 1/23/30 (b)	4,395,000	5,146,065
4.875% 11/1/22	7,751,000	8,188,570
5% 11/24/25	14,636,000	16,873,492
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,473,170
State Street Corp. 2.825% 3/30/23 (b)	681,000	693,732
UBS Group AG 4.125% 9/24/25 (a)	5,261,000	5,869,329
		341,005,406
Consumer Finance - 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	5,996,000	6,270,374
3.5% 5/26/22	348,000	356,335
3.5% 1/15/25	8,300,000	8,796,064
4.125% 7/3/23	4,192,000	4,447,607
4.45% 4/3/26	3,126,000	3,433,009
4.875% 1/16/24	5,015,000	5,459,529
6.5% 7/15/25	3,625,000	4,251,810
Ally Financial, Inc.:
1.45% 10/2/23	2,209,000	2,241,881
3.05% 6/5/23	9,631,000	10,050,349
5.125% 9/30/24	2,138,000	2,408,614
5.8% 5/1/25	5,237,000	6,085,822
8% 11/1/31	2,703,000	3,884,342
Capital One Financial Corp.:
2.6% 5/11/23	7,472,000	7,758,174
3.65% 5/11/27	13,479,000	14,961,359
3.8% 1/31/28	7,057,000	7,949,534
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,281,185
3.95% 11/6/24	2,847,000	3,102,841
4.1% 2/9/27	2,853,000	3,192,395
4.5% 1/30/26	4,686,000	5,290,235
Ford Motor Credit Co. LLC:
4.063% 11/1/24	17,607,000	18,727,686
5.584% 3/18/24	6,246,000	6,840,619
5.596% 1/7/22	6,152,000	6,278,239
Synchrony Financial:
2.85% 7/25/22	1,524,000	1,559,973
3.95% 12/1/27	7,681,000	8,562,081
4.25% 8/15/24	6,688,000	7,308,171
4.375% 3/19/24	5,468,000	5,951,389
5.15% 3/19/29	8,400,000	9,942,627
Toyota Motor Credit Corp. 2.9% 3/30/23	7,749,000	8,093,808
		178,486,052
Diversified Financial Services - 0.7%
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	6,252,649
4.05% 7/1/30	5,065,000	5,667,015
4.125% 6/15/26	4,647,000	5,171,671
4.125% 5/15/29	5,051,000	5,658,793
Equitable Holdings, Inc.:
3.9% 4/20/23	677,000	715,732
4.35% 4/20/28	4,250,000	4,872,786
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	6,100,000	6,706,182
Pine Street Trust I 4.572% 2/15/29 (a)	5,707,000	6,535,551
Pine Street Trust II 5.568% 2/15/49 (a)	5,700,000	7,490,392
Voya Financial, Inc. 3.125% 7/15/24	2,851,000	3,033,967
		52,104,738
Insurance - 1.8%
AIA Group Ltd.:
3.2% 9/16/40 (a)	3,487,000	3,596,476
3.375% 4/7/30 (a)	7,358,000	8,105,789
American International Group, Inc.:
2.5% 6/30/25	11,900,000	12,557,478
3.4% 6/30/30	11,900,000	13,049,562
3.75% 7/10/25	8,311,000	9,158,321
4.875% 6/1/22	3,597,000	3,744,201
Five Corners Funding Trust II 2.85% 5/15/30 (a)	9,549,000	10,056,782
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	4,093,000	4,781,229
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	3,978,000	4,662,838
4.75% 3/15/39	1,825,000	2,330,312
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	5,810,000	6,162,424
MetLife, Inc. 4.55% 3/23/30	11,500,000	13,781,215
Metropolitan Life Global Funding I 3% 1/10/23 (a)	2,636,000	2,740,668
Pacific LifeCorp 5.125% 1/30/43 (a)	5,252,000	6,627,173
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	2,200,000	2,501,950
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	6,931,348
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	1,771,000	1,952,972
Unum Group:
3.875% 11/5/25	4,860,000	5,319,144
4% 3/15/24	5,930,000	6,392,036
4% 6/15/29	4,410,000	4,950,262
5.75% 8/15/42	7,278,000	9,094,064
		138,496,244

TOTAL FINANCIALS		1,219,773,749

HEALTH CARE - 1.3%
Biotechnology - 0.1%
AbbVie, Inc. 3.45% 3/15/22	6,868,000	6,983,813
Health Care Providers & Services - 0.8%
Centene Corp.:
2.45% 7/15/28	8,315,000	8,427,253
3.375% 2/15/30	5,100,000	5,331,132
4.25% 12/15/27	5,745,000	6,053,794
4.625% 12/15/29	8,925,000	9,815,447
Cigna Corp.:
3.05% 10/15/27	3,200,000	3,455,600
4.375% 10/15/28	6,064,000	7,052,628
4.8% 8/15/38	3,776,000	4,702,739
4.9% 12/15/48	3,772,000	4,857,745
CVS Health Corp.:
3% 8/15/26	625,000	674,117
3.625% 4/1/27	1,795,000	1,989,138
3.7% 3/9/23	340,000	358,065
4.78% 3/25/38	5,967,000	7,340,879
HCA Holdings, Inc. 4.75% 5/1/23	215,000	230,369
Toledo Hospital 5.325% 11/15/28	2,109,000	2,489,504
		62,778,410
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	4,363,000	4,861,894
Elanco Animal Health, Inc. 5.9% 8/28/28 (b)	1,334,000	1,561,140
Mylan NV 4.55% 4/15/28	4,000,000	4,593,635
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	1,463,000	1,457,865
Utah Acquisition Sub, Inc. 3.95% 6/15/26	2,549,000	2,807,816
Viatris, Inc.:
1.125% 6/22/22 (a)	3,058,000	3,079,807
1.65% 6/22/25 (a)	983,000	994,276
2.7% 6/22/30 (a)	4,997,000	5,052,876
3.85% 6/22/40 (a)	2,177,000	2,315,199
4% 6/22/50 (a)	3,759,000	3,975,252
Zoetis, Inc. 3.25% 2/1/23	1,649,000	1,712,564
		32,412,324

TOTAL HEALTH CARE		102,174,547

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.4% 4/15/30 (a)	2,268,000	2,465,099
The Boeing Co.:
5.04% 5/1/27	2,962,000	3,417,638
5.15% 5/1/30	2,962,000	3,507,467
5.705% 5/1/40	3,000,000	3,863,649
5.805% 5/1/50	3,000,000	4,039,893
5.93% 5/1/60	2,960,000	4,087,341
		21,381,087
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	1,034,000	1,121,071
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.25% 1/15/23	1,326,000	1,361,244
3% 9/15/23	877,000	916,746
3.375% 7/1/25	6,445,000	6,922,780
3.75% 2/1/22	4,522,000	4,583,129
3.875% 7/3/23	5,581,000	5,920,300
4.25% 2/1/24	5,740,000	6,223,947
4.25% 9/15/24	3,565,000	3,886,092
		29,814,238
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	2,088,000	2,226,815
4.25% 4/15/26 (a)	1,580,000	1,712,208
4.375% 5/1/26 (a)	4,673,000	5,079,501
5.25% 5/15/24 (a)	3,813,000	4,193,646
		13,212,170

TOTAL INDUSTRIALS		65,528,566

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	4,500,000	4,881,885
5.85% 7/15/25	1,294,000	1,518,140
6.02% 6/15/26	1,564,000	1,877,623
6.1% 7/15/27	2,376,000	2,911,012
6.2% 7/15/30	2,056,000	2,643,708
		13,832,368
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.:
1.95% 2/15/28 (a)	1,663,000	1,662,288
2.45% 2/15/31 (a)	14,151,000	13,906,111
2.6% 2/15/33 (a)	14,151,000	13,837,821
3.5% 2/15/41 (a)	11,428,000	11,691,173
3.75% 2/15/51 (a)	5,363,000	5,598,483
Micron Technology, Inc. 2.497% 4/24/23	7,020,000	7,256,013
		53,951,889
Software - 0.5%
Oracle Corp.:
1.65% 3/25/26	6,494,000	6,582,722
2.3% 3/25/28	10,259,000	10,525,806
2.8% 4/1/27	5,858,000	6,212,025
2.875% 3/25/31	10,770,000	11,201,643
3.6% 4/1/40	5,860,000	6,180,882
		40,703,078

TOTAL INFORMATION TECHNOLOGY		108,487,335

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	4,167,000	5,076,449
American Homes 4 Rent 2.375% 7/15/31	753,000	741,803
Boston Properties, Inc.:
3.25% 1/30/31	3,880,000	4,154,872
3.85% 2/1/23	4,708,000	4,916,109
4.5% 12/1/28	3,891,000	4,534,959
Corporate Office Properties LP:
2.25% 3/15/26	1,664,000	1,709,588
2.75% 4/15/31	1,215,000	1,224,168
5% 7/1/25	3,156,000	3,553,202
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,221,216
3.75% 12/1/24	1,576,000	1,712,101
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,312,000	1,393,444
3.5% 8/1/26	1,366,000	1,500,462
Healthpeak Properties, Inc.:
3.25% 7/15/26	573,000	621,647
3.5% 7/15/29	656,000	724,363
Hudson Pacific Properties LP 4.65% 4/1/29	7,741,000	8,901,422
Lexington Corporate Properties Trust:
2.7% 9/15/30	1,827,000	1,857,147
4.4% 6/15/24	1,441,000	1,564,135
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	5,250,000	5,238,826
3.375% 2/1/31	3,348,000	3,439,340
3.625% 10/1/29	5,913,000	6,333,408
4.375% 8/1/23	1,241,000	1,321,106
4.5% 1/15/25	2,677,000	2,923,627
4.5% 4/1/27	16,195,000	18,107,260
4.75% 1/15/28	6,382,000	7,192,565
4.95% 4/1/24	1,354,000	1,472,967
5.25% 1/15/26	5,686,000	6,484,547
Realty Income Corp. 3.25% 1/15/31	1,020,000	1,111,228
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	1,055,886
5% 12/15/23	737,000	796,545
Retail Properties America, Inc.:
4% 3/15/25	6,232,000	6,640,351
4.75% 9/15/30	9,714,000	10,761,022
Simon Property Group LP 2.45% 9/13/29	1,628,000	1,675,046
SITE Centers Corp.:
3.625% 2/1/25	2,262,000	2,389,730
4.25% 2/1/26	2,954,000	3,198,682
Store Capital Corp.:
2.75% 11/18/30	8,724,000	8,781,711
4.625% 3/15/29	1,793,000	2,039,343
Ventas Realty LP:
3% 1/15/30	7,629,000	7,973,514
3.125% 6/15/23	1,289,000	1,341,891
3.5% 2/1/25	6,443,000	6,953,001
4% 3/1/28	2,243,000	2,515,696
4.125% 1/15/26	1,557,000	1,739,832
4.375% 2/1/45	763,000	865,210
4.75% 11/15/30	10,016,000	11,912,859
VEREIT Operating Partnership LP:
2.2% 6/15/28	797,000	808,665
2.85% 12/15/32	980,000	1,023,725
3.4% 1/15/28	1,593,000	1,732,423
Vornado Realty LP 2.15% 6/1/26	1,884,000	1,909,308
Weingarten Realty Investors 3.375% 10/15/22	812,000	835,095
WP Carey, Inc.:
2.4% 2/1/31	3,800,000	3,780,070
3.85% 7/15/29	1,275,000	1,411,150
4% 2/1/25	5,360,000	5,845,465
		188,018,181
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,510,000	5,744,251
3.95% 11/15/27	4,613,000	5,013,034
4.1% 10/1/24	5,070,000	5,497,933
4.55% 10/1/29	5,842,000	6,544,669
CBRE Group, Inc. 2.5% 4/1/31	5,567,000	5,637,883
Post Apartment Homes LP 3.375% 12/1/22	790,000	815,282
Sun Communities Operating LP 2.7% 7/15/31	3,517,000	3,516,644
Tanger Properties LP:
3.125% 9/1/26	6,109,000	6,392,278
3.75% 12/1/24	3,470,000	3,698,304
3.875% 12/1/23	814,000	860,663
		43,720,941

TOTAL REAL ESTATE		231,739,122

UTILITIES - 1.4%
Electric Utilities - 0.7%
Cleco Corporate Holdings LLC:
3.375% 9/15/29	3,447,000	3,558,841
3.743% 5/1/26	13,180,000	14,378,169
Duke Energy Corp. 2.45% 6/1/30	2,783,000	2,813,938
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	1,321,000	1,297,749
2.775% 1/7/32 (a)(d)	4,571,000	4,606,181
5.9% 12/1/21 (a)	2,664,000	2,722,781
Entergy Corp. 2.8% 6/15/30	2,856,000	2,972,396
Eversource Energy 2.8% 5/1/23	5,110,000	5,295,774
Exelon Corp.:
4.05% 4/15/30	1,740,000	1,981,750
4.7% 4/15/50	775,000	978,915
FirstEnergy Corp. 7.375% 11/15/31	5,363,000	7,344,682
IPALCO Enterprises, Inc. 3.7% 9/1/24	2,157,000	2,320,699
		50,271,875
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	1,761,264	2,151,825
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 3.55% 6/15/26	1,891,000	2,065,350
The AES Corp.:
3.3% 7/15/25 (a)	8,591,000	9,167,456
3.95% 7/15/30 (a)	7,492,000	8,192,502
		19,425,308
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	12,432,000	13,803,739
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	790,000	868,194
NiSource, Inc. 2.95% 9/1/29	8,554,000	9,060,773
Puget Energy, Inc.:
4.1% 6/15/30	3,363,000	3,763,742
6% 9/1/21	4,807,000	4,852,806
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2684% 5/15/67 (b)(c)	1,426,000	1,309,367
		33,658,621

TOTAL UTILITIES		105,507,629

TOTAL NONCONVERTIBLE BONDS
(Cost $2,396,484,320)		2,631,808,136

U.S. Government and Government Agency Obligations - 35.4%
U.S. Treasury Inflation-Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50	$5,193,700	$5,889,195
0.75% 2/15/45	38,371,597	47,390,131
1% 2/15/49	18,370,584	24,774,881
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/30	54,683,475	60,358,194
0.25% 7/15/29	3,038,098	3,381,450

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		141,793,851

U.S. Treasury Obligations - 33.5%
U.S. Treasury Bonds:
1.125% 5/15/40	40,277,000	34,770,379
2.375% 5/15/51	362,829,000	387,376,650
3% 2/15/47	82,326,600	97,801,428
U.S. Treasury Notes:
0.125% 8/15/23	114,167,000	113,814,687
0.25% 5/15/24	22,287,000	22,165,118
0.25% 7/31/25	272,299,000	267,150,847
0.375% 12/31/25	56,831,000	55,754,319
0.75% 3/31/26	169,769,000	169,006,365
0.75% 4/30/26	135,000,000	134,314,454
1.125% 2/15/31 (e)	358,260,000	347,792,091
1.25% 5/31/28	419,132,000	420,179,813
1.25% 6/30/28	56,100,000	56,187,656
1.625% 9/30/26	102,917,300	106,627,951
1.625% 5/15/31 (e)	81,269,000	82,513,432
2.125% 3/31/24	60,434,000	63,271,565
2.125% 11/30/24	11,586,000	12,203,317
2.5% 1/31/24	77,300,000	81,554,519
2.5% 2/28/26	73,467,000	79,103,296

TOTAL U.S. TREASURY OBLIGATIONS		2,531,587,887

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,641,295,177)		2,673,381,738

U.S. Government Agency - Mortgage Securities - 13.8%
Fannie Mae - 4.5%
12 month U.S. LIBOR + 1.480% 2.423% 7/1/34 (b)(c)	7,731	8,083
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (b)(c)	8,126	8,549
12 month U.S. LIBOR + 1.670% 2.184% 11/1/36 (b)(c)	132,957	139,867
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (b)(c)	63,128	66,194
12 month U.S. LIBOR + 1.730% 2.053% 5/1/36 (b)(c)	61,558	64,994
12 month U.S. LIBOR + 1.750% 2.173% 7/1/35 (b)(c)	7,457	7,846
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (b)(c)	60,091	63,488
12 month U.S. LIBOR + 1.800% 2.695% 7/1/41 (b)(c)	53,891	56,722
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (b)(c)	35,571	37,612
12 month U.S. LIBOR + 1.810% 2.617% 7/1/41 (b)(c)	54,808	57,923
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (b)(c)	38,976	41,267
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (b)(c)	19,890	20,503
12 month U.S. LIBOR + 1.950% 2.283% 7/1/37 (b)(c)	17,757	18,897
12 month U.S. LIBOR + 1.950% 2.519% 9/1/36 (b)(c)	51,615	54,068
6 month U.S. LIBOR + 1.310% 1.563% 5/1/34 (b)(c)	47,237	48,830
6 month U.S. LIBOR + 1.420% 1.535% 9/1/33 (b)(c)	68,128	70,266
6 month U.S. LIBOR + 1.550% 1.8% 10/1/33 (b)(c)	5,273	5,488
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (b)(c)	8,996	9,396
U.S. TREASURY 1 YEAR INDEX + 1.940% 2.276% 10/1/33 (b)(c)	120,187	126,611
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (b)(c)	6,135	6,487
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.363% 8/1/36 (b)(c)	213,295	226,078
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (b)(c)	14,574	15,333
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.557% 5/1/35 (b)(c)	20,003	21,113
2.5% 7/1/31 to 10/1/50	36,871,545	38,509,040
3% 8/1/27 to 4/1/51	124,918,464	131,918,265
3.5% 1/1/34 to 1/1/51	64,290,849	68,751,482
4% 11/1/31 to 11/1/49	54,963,693	59,649,442
4.5% to 4.5% 5/1/25 to 9/1/49	31,361,227	34,441,749
5% 12/1/22 to 5/1/44	1,338,743	1,509,872
6% 10/1/34 to 1/1/42	4,520,126	5,323,038
6.5% 12/1/23 to 8/1/36	831,237	964,083
7% to 7% 11/1/23 to 8/1/32	158,987	176,417
7.5% to 7.5% 9/1/22 to 11/1/31	166,529	189,829
8% 1/1/30 to 3/1/30	856	935
8.5% 3/1/25 to 6/1/25	234	258

TOTAL FANNIE MAE		342,610,025

Freddie Mac - 2.7%
12 month U.S. LIBOR + 1.370% 1.812% 3/1/36 (b)(c)	57,084	59,657
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (b)(c)	13,814	14,596
12 month U.S. LIBOR + 1.880% 2.481% 9/1/41 (b)(c)	43,217	45,564
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (b)(c)	63,968	67,703
12 month U.S. LIBOR + 1.910% 2.195% 5/1/41 (b)(c)	80,639	85,361
12 month U.S. LIBOR + 1.910% 2.426% 6/1/41 (b)(c)	83,508	88,390
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (b)(c)	21,690	22,963
12 month U.S. LIBOR + 2.030% 2.567% 3/1/33 (b)(c)	1,145	1,202
12 month U.S. LIBOR + 2.160% 2.535% 11/1/35 (b)(c)	15,475	16,395
6 month U.S. LIBOR + 1.650% 1.905% 4/1/35 (b)(c)	70,555	73,721
6 month U.S. LIBOR + 2.680% 2.935% 10/1/35 (b)(c)	11,073	11,712
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.369% 1/1/35 (b)(c)	7,786	8,233
2.5% 8/1/32 to 11/1/50	31,946,723	33,194,951
3% 6/1/31 to 6/1/50	36,930,065	39,160,239
3.5% 3/1/32 to 2/1/50	62,086,187	66,409,907
4% 5/1/37 to 6/1/48	35,131,396	38,220,499
4.5% 7/1/25 to 10/1/48	21,648,445	23,852,770
5% 1/1/40 to 6/1/41	1,565,455	1,780,098
6% 4/1/32 to 8/1/37	445,647	516,481
7.5% 8/1/26 to 11/1/31	16,836	19,545
8% 4/1/27 to 5/1/27	1,336	1,505
8.5% 5/1/27 to 1/1/28	2,950	3,309

TOTAL FREDDIE MAC		203,654,801

Ginnie Mae - 4.8%
3% 12/20/42 to 7/20/50	64,440,770	67,562,457
3.5% 12/20/40 to 6/20/50	46,316,507	49,109,354
4% 2/15/40 to 4/20/48	33,175,079	36,118,555
4.5% 5/15/39 to 5/20/41	6,246,691	7,038,751
5% 3/15/39 to 4/20/48	4,008,754	4,450,279
6.5% 4/15/35 to 11/15/35	60,119	70,686
7% 1/15/28 to 7/15/32	483,862	554,130
7.5% to 7.5% 4/15/22 to 10/15/28	101,766	113,378
8% 3/15/30 to 9/15/30	8,120	9,507
2% 7/1/51 (d)	3,650,000	3,718,530
2% 7/1/51 (d)	2,450,000	2,496,000
2% 7/1/51 (d)	6,100,000	6,214,530
2% 7/1/51 (d)	14,650,000	14,925,060
2% 7/1/51 (d)	8,550,000	8,710,530
2% 7/1/51 (d)	7,000,000	7,131,428
2% 7/1/51 (d)	3,500,000	3,565,714
2% 7/1/51 (d)	3,950,000	4,024,163
2% 7/1/51 (d)	2,400,000	2,445,061
2% 7/1/51 (d)	10,425,000	10,620,734
2% 8/1/51 (d)	5,050,000	5,135,544
2% 8/1/51 (d)	10,950,000	11,135,486
2% 8/1/51 (d)	11,000,000	11,186,333
2.5% 1/20/51 to 3/20/51	37,088,621	38,434,121
2.5% 7/1/51 (d)	1,650,000	1,707,592
2.5% 7/1/51 (d)	2,350,000	2,432,025
2.5% 7/1/51 (d)	4,675,000	4,838,177
2.5% 7/1/51 (d)	4,450,000	4,605,323
2.5% 8/1/51 (d)	3,400,000	3,512,432
3% 7/1/51 (d)	4,400,000	4,590,183
3% 7/1/51 (d)	7,000,000	7,302,565
3% 7/1/51 (d)	2,650,000	2,764,542
3% 7/1/51 (d)	2,225,000	2,321,172
3% 7/1/51 (d)	2,075,000	2,164,689
3% 8/1/51 (d)	3,850,000	4,014,305
3% 8/1/51 (d)	1,650,000	1,720,416
3% 8/1/51 (d)	800,000	834,141
3% 8/1/51 (d)	450,000	469,204
3.5% 7/1/51 (d)	4,450,000	4,674,029
3.5% 7/1/51 (d)	550,000	577,689
3.5% 7/1/51 (d)	1,450,000	1,522,998
3.5% 7/1/51 (d)	1,750,000	1,838,101
3.5% 7/1/51 (d)	2,450,000	2,573,342
3.5% 7/1/51 (d)	1,750,000	1,838,101
3.5% 7/1/51 (d)	1,050,000	1,102,861
3.5% 7/1/51 (d)	150,000	157,552
3.5% 7/1/51 (d)	325,000	341,362
3.5% 7/1/51 (d)	1,075,000	1,129,119
3.5% 7/1/51 (d)	350,000	367,620
3.5% 7/1/51 (d)	700,000	735,240
3.5% 7/1/51 (d)	350,000	367,620
3.5% 7/1/51 (d)	725,000	761,499
3.5% 8/1/51 (d)	200,000	210,178
3.5% 8/1/51 (d)	200,000	210,178
3.5% 8/1/51 (d)	400,000	420,356
3.5% 8/1/51 (d)	700,000	735,623
3.5% 8/1/51 (d)	850,000	893,257

TOTAL GINNIE MAE		358,503,822

Uniform Mortgage Backed Securities - 1.8%
2% 7/1/51 (d)	8,750,000	8,841,047
2% 7/1/51 (d)	9,350,000	9,447,290
2% 7/1/51 (d)	8,550,000	8,638,966
2% 7/1/51 (d)	5,150,000	5,203,588
2% 7/1/51 (d)	3,775,000	3,814,280
2% 7/1/51 (d)	1,800,000	1,818,730
2% 7/1/51 (d)	1,925,000	1,945,030
2% 7/1/51 (d)	8,400,000	8,487,405
2% 7/1/51 (d)	1,200,000	1,212,486
2% 8/1/51 (d)	6,300,000	6,353,003
2% 8/1/51 (d)	6,300,000	6,353,003
2% 8/1/51 (d)	4,050,000	4,084,073
2% 8/1/51 (d)	7,100,000	7,159,734
2% 8/1/51 (d)	6,650,000	6,705,948
2.5% 7/1/51 (d)	3,000,000	3,102,890
2.5% 7/1/51 (d)	2,200,000	2,275,453
2.5% 7/1/51 (d)	1,750,000	1,810,019
2.5% 7/1/51 (d)	1,800,000	1,861,734
2.5% 7/1/51 (d)	1,900,000	1,965,164
2.5% 8/1/51 (d)	1,900,000	1,961,453
2.5% 8/1/51 (d)	1,800,000	1,858,218
3% 7/1/51 (d)	14,125,000	14,725,315
3% 7/1/51 (d)	8,800,000	9,174,002
3.5% 7/1/51 (d)	3,750,000	3,946,873
3.5% 7/1/51 (d)	2,500,000	2,631,249
3.5% 7/1/51 (d)	2,750,000	2,894,374
3.5% 7/1/51 (d)	2,600,000	2,736,499
3.5% 8/1/51 (d)	1,800,000	1,895,624
3.5% 8/1/51 (d)	1,800,000	1,895,624

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		134,799,074

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,022,671,500)		1,039,567,722

Asset-Backed Securities - 5.8%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$2,441,357	$2,344,047
Series 2019-1 Class A, 3.844% 5/15/39 (a)	3,526,736	3,495,108
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	5,728,056	5,600,862
Class B, 4.458% 10/16/39 (a)	1,029,046	846,899
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 7/22/32 (a)(b)(c)	8,377,000	8,377,637
AIMCO CLO Ltd.:
Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.5638% 10/15/31 (a)(b)(c)	4,716,000	4,724,583
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.4356% 1/17/32 (a)(b)(c)	6,650,000	6,644,673
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 0.99% 4/20/34 (a)(b)(c)	10,213,000	10,212,898
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.5183% 1/20/33 (a)(b)(c)	3,021,000	3,025,942
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 0% 7/20/34 (a)(b)(c)	4,995,000	5,005,005
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	2,802,614	2,769,033
Class B, 4.335% 1/16/40 (a)	473,101	331,988
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 10/15/32 (a)(b)(c)	5,467,000	5,469,094
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.4558% 1/15/33 (a)(b)(c)	6,350,000	6,358,515
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 1.2149% 4/25/34 (a)(b)(c)	3,389,000	3,374,742
Ares LV CLO Ltd.:
Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.8838% 4/15/31 (a)(b)(c)	5,831,000	5,831,000
Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 0% 7/15/34 (a)(b)(c)	6,296,000	6,296,000
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.6679% 4/15/34 (a)(b)(c)	7,085,000	7,086,261
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4398% 4/17/33 (a)(b)(c)	2,171,000	2,179,115
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.5838% 10/15/32 (a)(b)(c)	7,485,000	7,493,810
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.02% 4/25/34 (a)(b)(c)	7,442,000	7,444,634
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.444% 1/20/32 (a)(b)(c)	6,750,000	6,750,344
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5198% 1/17/33 (a)(b)(c)	2,958,000	2,964,108
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	7,133,162	7,119,421
Class AA, 2.487% 12/16/41 (a)(b)	1,135,021	1,142,212
Series 2021-1A Class A, 2.443% 7/15/46 (a)	9,187,000	9,240,138
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1738% 4/15/29 (a)(b)(c)	6,492,000	6,474,407
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	5,463,000	5,462,536
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	5,137,875	5,130,839
Class B, 5.095% 4/15/39 (a)	2,529,234	2,421,084
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	5,091,052	5,072,795
Series 2021-1A Class A, 3.474% 1/15/46 (a)	1,934,404	1,967,550
Cedar Funding Ltd. Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.5283% 10/20/32 (a)(b)(c)	4,495,000	4,503,923
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.4458% 10/25/32 (a)(b)(c)	3,720,000	3,721,313
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.2383% 4/20/34 (a)(b)(c)	6,155,000	6,160,552
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.8883% 7/20/31 (a)(b)(c)	6,101,000	6,124,898
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3474% 4/20/34 (a)(b)(c)	6,800,000	6,784,210
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.534% 1/20/34 (a)(b)(c)	8,900,000	8,909,576
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,445,268	3,487,575
Class A2II, 4.03% 11/20/47 (a)	5,832,090	6,211,642
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.4938% 7/15/32 (a)(b)(c)	5,140,000	5,140,247
Dryden CLO, Ltd.:
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.5183% 10/20/32 (a)(b)(c)	5,921,000	5,929,621
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4573% 1/18/32 (a)(b)(c)	2,840,000	2,842,386
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5338% 10/15/32 (a)(b)(c)	5,478,000	5,482,207
Dryden Senior Loan Fund Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3698% 4/17/33 (a)(b)(c)	4,300,000	4,304,494
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 3 month U.S. LIBOR + 1.650% 1.8338% 10/15/30 (a)(b)(c)	6,500,000	6,510,186
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5538% 10/15/32 (a)(b)(c)	6,730,000	6,738,998
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4338% 1/15/34 (a)(b)(c)	1,450,000	1,451,122
Flatiron CLO Ltd.:
Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.4759% 11/16/32 (a)(b)(c)	6,083,000	6,090,470
Series 2021-1A Class A1, 3 month U.S. LIBOR + 1.110% 1.11% 7/19/34 (a)(b)(c)	4,541,000	4,541,450
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4553% 11/20/33 (a)(b)(c)	6,330,000	6,339,710
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	2,628,534	2,667,023
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	2,589,723	2,546,342
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4484% 1/15/33 (a)(b)(c)	3,200,000	3,204,022
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1038% 1/22/28 (a)(b)(c)	4,665,229	4,662,188
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.3358% 4/19/34 (a)(b)(c)	7,130,000	7,148,545
Madison Park Funding Ltd. Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.4838% 7/15/32 (a)(b)(c)	6,816,000	6,817,977
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC:
Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.8338% 7/15/31 (a)(b)(c)	6,840,000	6,840,000
Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.12% 7/15/34 (a)(b)(c)	4,532,000	4,532,000
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.3879% 1/22/31 (a)(b)(c)	1,870,000	1,870,039
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5138% 10/15/32 (a)(b)(c)	2,954,000	2,962,251
Magnetite XXI Ltd.:
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5138% 1/15/33 (a)(b)(c)	9,042,000	9,049,550
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.2083% 4/20/34 (a)(b)(c)	5,944,000	5,951,032
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.0944% 1/15/34 (a)(b)(c)	6,210,000	6,207,516
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2583% 10/20/30 (a)(b)(c)	6,512,000	6,496,873
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4898% 7/17/32 (a)(b)(c)	6,261,000	6,261,000
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3365% 1/25/36 (b)(c)	364,999	365,713
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	4,773,310	4,827,105
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	4,781,572	4,687,934
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.12% 4/20/34 (a)(b)(c)	8,492,000	8,499,643
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	5,300,874	5,273,205
Class B, 4.335% 3/15/40 (a)	521,805	456,609
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	6,201,000	6,506,988
1.884% 7/15/50 (a)	2,389,000	2,419,732
2.328% 7/15/52 (a)	1,826,000	1,893,717
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 1/15/34 (a)(b)(c)	3,860,000	3,864,300
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.1653% 4/19/34 (a)(b)(c)	7,544,000	7,546,965
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.1892% 4/20/33 (a)(b)(c)	5,410,000	5,403,308
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1883% 1/20/29 (a)(b)(c)	4,342,000	4,344,141
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9515% 9/25/34 (b)(c)	8,753	8,172
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	6,259,948	6,227,514
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	7,664,383	7,598,420
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 1.8836% 7/16/31 (a)(b)(c)	6,885,000	6,886,632
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4583% 7/20/32 (a)(b)(c)	6,552,000	6,552,236
Voya CLO Ltd./Voya CLO LLC:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7898% 7/19/31 (a)(b)(c)	6,400,000	6,401,434
Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4883% 10/20/31 (a)(b)(c)	8,400,000	8,403,360
TOTAL ASSET-BACKED SECURITIES
(Cost $434,835,768)		435,315,346

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.0386% 7/20/34 (b)(c)	2,211	2,165
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	86,864	91,630
Series 1999-57 Class PH, 6.5% 12/25/29	127,315	143,857
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (f)	48,748	49,069
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.7522% 6/16/37 (b)(g)	13,470	24,035

TOTAL U.S. GOVERNMENT AGENCY		308,591

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $266,975)		310,756

Commercial Mortgage Securities - 3.0%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.823% 11/15/30 (a)(b)(c)	5,790,000	5,869,859
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	3,856,000	3,989,503
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	865,000	860,581
Class CNM, 3.8425% 11/5/32 (a)(b)	358,000	340,846
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	385,000	431,179
Series 2019-BN21 Class A5, 2.851% 10/17/52	658,000	703,628
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	1,371,000	1,571,960
Series 2019-B10 Class A4, 3.717% 3/15/62	1,271,000	1,433,944
Series 2018-B8 Class A5, 4.2317% 1/15/52	9,399,000	10,920,160
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.123% 11/15/28 (a)(b)(c)	3,518,000	3,562,230
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.073% 12/15/36 (a)(b)(c)	3,424,853	3,424,853
Class C, 1 month U.S. LIBOR + 1.120% 1.193% 12/15/36 (a)(b)(c)	2,731,924	2,731,923
Class D, 1 month U.S. LIBOR + 1.250% 1.323% 12/15/36 (a)(b)(c)	4,238,123	4,238,121
floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.873% 12/15/36 (a)(b)(c)	9,390,445	9,402,213
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.073% 11/15/32 (a)(b)(c)	5,026,998	5,042,747
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.698% 9/15/37 (a)(b)(c)	1,756,987	1,424,672
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 0.973% 11/15/35 (a)(b)(c)	1,117,900	1,118,265
Class F, 1 month U.S. LIBOR + 1.800% 1.873% 11/15/35 (a)(b)(c)	2,048,200	2,048,844
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.373% 4/15/34 (a)(b)(c)	3,284,000	3,282,024
Class C, 1 month U.S. LIBOR + 1.600% 1.673% 4/15/34 (a)(b)(c)	2,171,000	2,164,247
Class D, 1 month U.S. LIBOR + 1.900% 1.973% 4/15/34 (a)(b)(c)	2,279,000	2,266,190
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.153% 10/15/36 (a)(b)(c)	2,800,892	2,805,454
Class C, 1 month U.S. LIBOR + 1.250% 1.323% 10/15/36 (a)(b)(c)	3,521,483	3,524,913
Class D, 1 month U.S. LIBOR + 1.450% 1.523% 10/15/36 (a)(b)(c)	4,987,108	4,991,949
Class E, 1 month U.S. LIBOR + 1.800% 1.873% 10/15/36 (a)(b)(c)	7,007,661	7,014,421
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.673% 12/15/36 (a)(b)(c)	3,466,583	3,466,582
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.073% 4/15/34 (a)(b)(c)	5,400,000	5,399,999
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (a)	10,096,000	10,168,248
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.193% 6/15/34 (a)(b)(c)	7,890,407	7,895,359
Class B, 1 month U.S. LIBOR + 1.500% 1.573% 6/15/34 (a)(b)(c)	1,553,660	1,549,759
Class C, 1 month U.S. LIBOR + 1.750% 1.823% 6/15/34 (a)(b)(c)	1,755,189	1,741,964
COMM Mortgage Trust sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	1,264,000	1,365,272
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.303% 5/15/36 (a)(b)(c)	3,291,000	3,295,123
Class C, 1 month U.S. LIBOR + 1.430% 1.503% 5/15/36 (a)(b)(c)	792,000	794,699
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	1,972,000	2,036,629
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	3,682,000	3,832,536
Class B, 4.5349% 4/15/36 (a)	1,132,000	1,140,907
Class C, 4.9414% 4/15/36 (a)(b)	760,000	750,823
Class D, 4.9414% 4/15/36 (a)(b)	1,519,000	1,377,360
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.08% 7/15/38 (a)(b)(c)	3,953,000	3,964,111
Class B, 1 month U.S. LIBOR + 1.380% 1.38% 7/15/38 (a)(b)(c)	2,251,000	2,258,734
Class C, 1 month U.S. LIBOR + 1.700% 3.7% 7/15/38 (a)(b)(c)	1,660,000	1,666,740
Class D, 1 month U.S. LIBOR + 2.250% 2.25% 7/15/38 (a)(b)(c)	2,484,000	2,501,847
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.193% 8/15/37 (a)(b)(c)	4,400,000	4,404,142
Class B, 1 month U.S. LIBOR + 1.350% 1.423% 8/15/37 (a)(b)(c)	940,000	940,846
Class C, 1 month U.S. LIBOR + 1.600% 1.673% 8/15/37 (a)(b)(c)	500,000	501,401
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	729,000	767,008
Class DFX, 5.3503% 7/5/33 (a)	1,261,000	1,326,530
Class EFX, 5.5422% 7/5/33 (a)	1,533,000	1,582,131
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.773% 3/15/38 (a)(b)(c)	7,294,000	7,302,772
Class B, 1 month U.S. LIBOR + 0.880% 0.953% 3/15/38 (a)(b)(c)	1,760,000	1,762,116
Class C, 1 month U.S. LIBOR + 1.100% 1.173% 3/15/38 (a)(b)(c)	1,107,000	1,109,111
Class D, 1 month U.S. LIBOR + 1.400% 1.473% 3/15/38 (a)(b)(c)	1,540,000	1,545,871
Class E, 1 month U.S. LIBOR + 1.750% 1.823% 3/15/38 (a)(b)(c)	1,346,000	1,350,187
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.223% 8/15/37 (a)(b)(c)	1,912,000	1,918,594
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.323% 8/15/33 (a)(b)(c)	4,160,105	4,151,300
Class C, 1 month U.S. LIBOR + 1.500% 1.573% 8/15/33 (a)(b)(c)	10,019,706	9,966,929
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	8,381,000	8,799,966
Series 2018-H4 Class A4, 4.31% 12/15/51	6,179,000	7,123,653
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (a)(b)	1,211,000	1,245,087
Class C, 3.283% 11/10/36 (a)(b)	1,162,000	1,177,870
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5434% 12/15/37 (a)(b)(c)	3,854,925	3,854,924
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	3,396,981	3,880,168
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.173% 3/15/36 (a)(b)(c)	3,084,717	3,076,918
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	5,760,000	5,779,264
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	370,000	375,053
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.273% 5/15/31 (a)(b)(c)	4,397,000	4,408,020
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	3,348,000	3,581,605
Series 2018-C48 Class A5, 4.302% 1/15/52	2,773,000	3,223,852
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $224,077,967)		225,526,736

Municipal Securities - 0.9%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	805,000	1,296,162
7.55% 4/1/39	3,585,000	6,112,421
Series 2010, 6.65% 3/1/22	2,180,000	2,273,883
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	2,940,000	4,091,364
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	2,520,000	2,693,322
5.1% 6/1/33	4,805,000	5,649,923
Series 2010-1, 6.63% 2/1/35	12,290,000	15,349,452
Series 2010-3:
6.725% 4/1/35	9,480,000	11,939,734
7.35% 7/1/35	5,540,000	7,156,785
Series 2010-5, 6.2% 7/1/21	452,000	452,000
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240,000	9,389,138
TOTAL MUNICIPAL SECURITIES
(Cost $57,860,068)		66,404,184

Foreign Government and Government Agency Obligations - 0.6%
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	$6,600,000	$7,168,838
3.875% 4/16/50 (a)	5,700,000	6,579,225
Kingdom of Saudi Arabia:
2.9% 10/22/25 (a)	3,150,000	3,370,500
3.25% 10/22/30 (a)	3,150,000	3,390,975
4.5% 4/22/60 (a)	2,400,000	2,905,200
State of Qatar:
3.4% 4/16/25 (a)	3,655,000	3,978,924
3.75% 4/16/30 (a)	7,435,000	8,442,443
4.4% 4/16/50 (a)	7,110,000	8,656,425
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $39,402,637)		44,492,530

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $5,891,786)	5,900,000	6,092,989

Bank Notes - 0.3%
Discover Bank:
3.2% 8/9/21	$6,841,000	$6,845,424
3.35% 2/6/23	3,206,000	3,339,869
4.682% 8/9/28 (b)	2,761,000	2,932,596
KeyBank NA 6.95% 2/1/28	800,000	1,018,499
Regions Bank 6.45% 6/26/37	7,720,000	10,904,238
TOTAL BANK NOTES
(Cost $20,750,732)		25,040,626
	Shares	Value

Money Market Funds - 15.3%
Fidelity Cash Central Fund 0.06% (h)	740,614,288	$740,762,411
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	417,703,503	417,745,274
TOTAL MONEY MARKET FUNDS
(Cost $1,158,507,292)		1,158,507,685
TOTAL INVESTMENT IN SECURITIES - 110.0%
(Cost $8,002,044,222)		8,306,448,448
NET OTHER ASSETS (LIABILITIES) - (10.0)%		(755,708,560)
NET ASSETS - 100%		$7,550,739,888

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 7/1/51	$(5,050,000)	$(5,144,816)
2% 7/1/51	(10,950,000)	(11,155,591)
2% 7/1/51	(11,000,000)	(11,206,529)
2.5% 7/1/51	(3,400,000)	(3,518,674)
3% 7/1/51	(3,850,000)	(4,016,410)
3% 7/1/51	(1,650,000)	(1,721,319)
3% 7/1/51	(9,200,000)	(9,597,656)
3% 7/1/51	(800,000)	(834,579)
3% 7/1/51	(450,000)	(469,451)
3.5% 7/1/51	(200,000)	(210,069)
3.5% 7/1/51	(6,300,000)	(6,617,164)
3.5% 7/1/51	(200,000)	(210,069)
3.5% 7/1/51	(400,000)	(420,137)
3.5% 7/1/51	(700,000)	(735,240)
3.5% 7/1/51	(850,000)	(892,792)

TOTAL GINNIE MAE		(56,750,496)

Uniform Mortgage Backed Securities
2% 7/1/51	(6,300,000)	(6,365,554)
2% 7/1/51	(6,300,000)	(6,365,554)
2% 7/1/51	(4,050,000)	(4,092,142)
2% 7/1/51	(7,100,000)	(7,173,878)
2% 7/1/51	(6,650,000)	(6,719,196)
2.5% 7/1/51	(1,900,000)	(1,965,164)
2.5% 7/1/51	(1,800,000)	(1,861,734)
2.5% 7/1/51	(1,800,000)	(1,861,734)
2.5% 7/1/51	(1,900,000)	(1,965,164)
3.5% 7/1/51	(1,800,000)	(1,894,499)
3.5% 7/1/51	(1,800,000)	(1,894,499)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(42,159,118)

TOTAL TBA SALE COMMITMENTS
(Proceeds $98,726,590)		$(98,909,614)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,034,176,513 or 13.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security is on loan at period end.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$181,447
Fidelity Securities Lending Cash Central Fund	161,015
Total	$342,462

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$503,469,872	$1,126,674,038	$889,381,501	$3	$(1)	$740,762,411	1.2%
Fidelity Securities Lending Cash Central Fund 0.06%	76,593,713	2,538,732,396	2,197,580,835	--	--	417,745,274	1.2%
Total	$580,063,585	$3,665,406,434	$3,086,962,336	$3	$(1)	$1,158,507,685

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,631,808,136	$--	$2,631,808,136	$--
U.S. Government and Government Agency Obligations	2,673,381,738	--	2,673,381,738	--
U.S. Government Agency - Mortgage Securities	1,039,567,722	--	1,039,567,722	--
Asset-Backed Securities	435,315,346	--	435,315,346	--
Collateralized Mortgage Obligations	310,756	--	310,756	--
Commercial Mortgage Securities	225,526,736	--	225,526,736	--
Municipal Securities	66,404,184	--	66,404,184	--
Foreign Government and Government Agency Obligations	44,492,530	--	44,492,530	--
Supranational Obligations	6,092,989	--	6,092,989	--
Bank Notes	25,040,626	--	25,040,626	--
Money Market Funds	1,158,507,685	1,158,507,685	--	--
Total Investments in Securities:	$8,306,448,448	$1,158,507,685	$7,147,940,763	$--
Other Financial Instruments:
TBA Sale Commitments	$(98,909,614)	$--	$(98,909,614)	$--
Total Other Financial Instruments:	$(98,909,614)	$--	$(98,909,614)	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.6%
Cayman Islands	4.8%
United Kingdom	1.6%
Mexico	1.4%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $409,153,702) — See accompanying schedule: Unaffiliated issuers (cost $6,843,536,930)	$7,147,940,763
Fidelity Central Funds (cost $1,158,507,292)	1,158,507,685
Total Investment in Securities (cost $8,002,044,222)		$8,306,448,448
Receivable for investments sold		9,321,486
Receivable for TBA sale commitments		98,726,590
Receivable for fund shares sold		7,653,419
Interest receivable		38,362,066
Distributions receivable from Fidelity Central Funds		59,015
Total assets		8,460,571,024
Liabilities
Payable for investments purchased
Regular delivery	$99,149,904
Delayed delivery	293,993,974
TBA sale commitments, at value	98,909,614
Other payables and accrued expenses	32,370
Collateral on securities loaned	417,745,274
Total liabilities		909,831,136
Net Assets		$7,550,739,888
Net Assets consist of:
Paid in capital		$7,260,223,021
Total accumulated earnings (loss)		290,516,867
Net Assets		$7,550,739,888
Net Asset Value, offering price and redemption price per share ($7,550,739,888 ÷ 68,034,223 shares)		$110.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$82,280,879
Income from Fidelity Central Funds (including $161,015 from security lending)		342,462
Total income		82,623,341
Expenses
Custodian fees and expenses	$38,209
Independent trustees' fees and expenses	9,274
Total expenses before reductions	47,483
Expense reductions	(327)
Total expenses after reductions		47,156
Net investment income (loss)		82,576,185
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(21,108,219)
Fidelity Central Funds	3
Total net realized gain (loss)		(21,108,216)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(107,066,828)
Fidelity Central Funds	(1)
Delayed delivery commitments	39,660
Total change in net unrealized appreciation (depreciation)		(107,027,169)
Net gain (loss)		(128,135,385)
Net increase (decrease) in net assets resulting from operations		$(45,559,200)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$82,576,185	$172,173,870
Net realized gain (loss)	(21,108,216)	218,473,581
Change in net unrealized appreciation (depreciation)	(107,027,169)	195,420,624
Net increase (decrease) in net assets resulting from operations	(45,559,200)	586,068,075
Distributions to shareholders	(204,170,251)	(259,592,182)
Share transactions
Proceeds from sales of shares	520,294,518	1,038,954,518
Reinvestment of distributions	204,169,222	259,592,182
Cost of shares redeemed	(43,388,104)	(520,108,672)
Net increase (decrease) in net assets resulting from share transactions	681,075,636	778,438,028
Total increase (decrease) in net assets	431,346,185	1,104,913,921
Net Assets
Beginning of period	7,119,393,703	6,014,479,782
End of period	$7,550,739,888	$7,119,393,703
Other Information
Shares
Sold	4,649,806	9,164,163
Issued in reinvestment of distributions	1,830,987	2,283,601
Redeemed	(389,631)	(4,783,334)
Net increase (decrease)	6,091,162	6,664,430

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity VIP Investment Grade Central Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$114.93	$108.80	$102.31	$105.26	$104.18	$103.71
Income from Investment Operations
Net investment income (loss)A	1.250	3.026	3.371	3.163	2.887	3.167
Net realized and unrealized gain (loss)	(2.066)	7.583	6.606	(3.209)	1.693	1.659
Total from investment operations	(.816)	10.609	9.977	(.046)	4.580	4.826
Distributions from net investment income	(1.160)	(3.070)	(3.487)	(2.904)	(2.985)	(3.096)
Distributions from net realized gain	(1.974)	(1.409)	–	–	(.515)	(1.260)
Total distributions	(3.134)	(4.479)	(3.487)	(2.904)	(3.500)	(4.356)
Net asset value, end of period	$110.98	$114.93	$108.80	$102.31	$105.26	$104.18
Total ReturnB,C	(.69)%	9.87%	9.87%	(.01)%	4.46%	4.70%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.27%G	2.68%	3.16%	3.09%	2.75%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$7,550,740	$7,119,394	$6,014,480	$5,269,137	$5,605,082	$4,865,507
Portfolio turnover rateH	184%G	169%	146%	92%	110%	162%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$353,234,484
Gross unrealized depreciation	(42,909,868)
Net unrealized appreciation (depreciation)	$310,324,616
Tax cost	$7,995,940,808

The Fund elected to defer to its next fiscal year approximately $3,694,241 of capital losses recognized during the period November 1, 2020 to December 31, 2020.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity VIP Investment Grade Central Fund	1,686,495,376	1,667,612,068

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity VIP Investment Grade Central Fund	$17,542	$–	$–

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $327.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares as shown below.

Fund	Ownership %
VIP Asset Manager Portfolio	4.4%
VIP Asset Manager: Growth Portfolio	0.4%
VIP Balanced Portfolio	24.5%
VIP Investment Grade Bond Portfolio	70.7%

9. Credit Risk.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity VIP Investment Grade Central Fund	.0013%
Actual		$1,000.00	$993.10	$.01
Hypothetical-C		$1,000.00	$1,024.79	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIGC-SANN-0821
1.831205.115

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2021